Other investments (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other investments
Impairments and downward adjustments	SFr (42)
Impairments and downward adjustments, Annual Amount	(17)	SFr (17)
Upward adjustments	138
Upward adjustments, Annual Amount	1	137
Other Revenue, Other Investments	253	769	SFr 1,141
Bank
Other investments
Impairments and downward adjustments	(42)
Impairments and downward adjustments, Annual Amount	(17)	(17)
Upward adjustments	138
Upward adjustments, Annual Amount	1	137
Other Revenue, Other Investments	SFr 256	SFr 769	SFr 1,142